Operating Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities	Operating lease liabilities as of December 31, 2023 and June 30, 2023 consisted of the following:
	December 31, 2023	June 30, 2023
Villas*	$1,241,841	$1,192,898
Warehouse**	497,248	607,870
Base Station Tower***	157,388	151,978
Total operating lease liabilities	$1,896,477	$1,952,746
*	The lease agreement of Villas was entered into on December 22, 2017, bears interest at about 4.12% and will be matured on December 31, 2037. Lease payments for this agreement are to be made every five years. As of December 31, 2023, the Company has paid $696,584 for the first installment to the lessee.
**	The operating lease liabilities is the net present value of the remaining lease payments as of December 31, 2023 and June 30, 2023. The discount rate used for the warehouse operating lease was 4.45%. The remaining lease term for the warehouse operating lease was 1.92 years.
***	The lease agreement of Base Station Tower was entered into on November 25, 2019, bears interest at about 3.14% and will be matured on November 24, 2029. Lease payments for this agreement are to be made every year. As of December 31, 2023, the Company has paid $ 61,919 to the lessee.

Schedule of Analyzed for Reporting Purposes	Analyzed for reporting purposes as:
	December 31, 2023	June 30, 2023
Long-term portion of operating lease liabilities	$1,538,617	$1,636,493
Current maturities of operating lease liabilities	357,860	316,253
Total	$1,896,477	$1,952,746

Schedule of Maturity Analysis of Operating Lease Liabilities	Maturity analysis of operating lease liabilities as of December 31, 2023 is as follows:
Operating lease payment	Villas	Base station tower	Warehouse	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%	4.45%
One year	$-	$28,238	$271,135	$299,373
Two years	-	28,238	248,540	276,778
Three years	-	28,238	-	28,238
Four years	768,774	28,238	-	797,012
Five years	-	28,238	-	28,238
Beyond five years	845,652	28,238	-	873,890
Total undiscounted cash flows	$1,614,426	$169,428	$519,675	$2,303,529
Total financing lease liabilities	1,241,841	157,388	497,248	1,896,477
Difference between undiscounted cash flows and discounted cash flows	372,585	12,040	22,427	407,052
Maturity analysis of operating lease liabilities as of June 30, 2023 is as follows:
Operating lease payment	Villas	Base station tower	Warehouse	Total undiscounted cash flows
Discount rate at commencement	4.12%	3.14%	4.45%
One year	$-	$27,679	$265,766	$293,445
Two years	-	27,679	265,766	293,445
Three years	-	27,679	110,736	138,415
Four years	-	27,679	-	27,679
Five years	753,550	27,679	-	781,229
Beyond five years	828,905	27,679	-	856,584
Total undiscounted cash flows	$1,582,455	$166,074	$642,268	$2,390,797
Total operating lease liabilities	1,192,898	151,978	607,870	1,952,746
Difference between undiscounted cash flows and discounted cash flows	389,557	14,096	34,398	438,051